Loans - Troubled Debt Restructurings (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	8	7
Pre-modification outstanding recorded investment	$ 23,396,000	$ 7,074,000
Recorded investment	21,272,000	6,218,000
Troubled debt restructuring, paid off	$ 0
Allowance for loan losses, troubled debt restructurings		$ 35,000
Commercial & Industrial
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	8	6
Pre-modification outstanding recorded investment	$ 23,396,000	$ 1,657,000
Recorded investment	$ 21,272,000	$ 862,000
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of contracts | contract		1
Pre-modification outstanding recorded investment		$ 5,417,000
Recorded investment		$ 5,356,000